FAIR VALUE - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
FAIR VALUE
Cash and cash equivalents	$ 34,263,371	$ 9,564,988	$ 18,986,443	$ 5,152,972	$ 12,682,691	$ 19,866,358	$ 17,785,322	$ 24,805,565	$ 30,634,122
TOTAL ASSETS	37,293,266	12,075,580	21,550,765	6,509,165	14,838,456	21,589,790	19,319,513	25,892,396	31,990,186
Warrant liability	11,929,242	16,120,898	21,965,401	6,538,873	4,581,455	5,972,252	600,000	900,000	2,700,000
TOTAL LIABILITIES	$ 20,746,303	25,852,525	$ 30,349,004	$ 13,515,042	$ 12,085,450	12,054,523	$ 7,169,004	$ 6,598,324	$ 7,481,024
Recurring basis
FAIR VALUE
Cash and cash equivalents		9,564,988				19,866,358
TOTAL ASSETS		9,564,988				19,866,358
Warrant liability		16,120,898				5,972,252
TOTAL LIABILITIES		16,120,898				5,972,252
Level 1 | Recurring basis
FAIR VALUE
Cash and cash equivalents		9,564,988				19,866,358
TOTAL ASSETS		9,564,988				19,866,358
Level 2 | Recurring basis
FAIR VALUE
Warrant liability		2,989,207
TOTAL LIABILITIES		2,989,207
Level 3 | Recurring basis
FAIR VALUE
Warrant liability		13,131,691				5,972,252
TOTAL LIABILITIES		$ 13,131,691				$ 5,972,252